Document and Entity Information	Jun. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2017
Registrant Name	MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Central Index Key	0000315812
Amendment Flag	false
Document Creation Date	Jun. 30, 2017
Document Effective Date	Jun. 30, 2017
Prospectus Date	May 01, 2017
MORGAN STANLEY TAX FREE DAILY INCOME TRUST | R Class
Prospectus:
Trading Symbol	DSTXX
MORGAN STANLEY TAX FREE DAILY INCOME TRUST | S Class
Prospectus:
Trading Symbol	DFRXX